COMMITMENTS - Disclosure of detailed information about contractual obligations (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments [Line Items]
Total contractual commitments	$ 30,675
Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	7,363
1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	5,855
Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	17,457
Trade and other payables [Member]
Commitments [Line Items]
Total contractual commitments	5,394
Trade and other payables [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	5,394
Trade and other payables [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments [Member]
Commitments [Line Items]
Total contractual commitments	21,163
Loans payable principal and interest payments [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	351
Loans payable principal and interest payments [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	3,355
Loans payable principal and interest payments [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	17,457
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments	4,118
Payments related to acquisition of royalties and streams [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,618
Payments related to acquisition of royalties and streams [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	2,500
Payments related to acquisition of royalties and streams [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	$ 0